Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.20%, 03/01/29(a)	$6,002	$5,714,792
6.30%, 05/01/29	8,940	9,433,529
Howmet Aerospace Inc., 3.00%, 01/15/29	4,730	4,513,534
L3Harris Technologies Inc.
2.90%, 12/15/29	2,512	2,348,514
5.05%, 06/01/29(a)	4,756	4,844,132
Lockheed Martin Corp., 4.50%, 02/15/29(a)	4,312	4,340,907
Northrop Grumman Corp., 4.60%, 02/01/29	3,325	3,353,444
RTX Corp.
5.75%, 01/15/29(a)	3,460	3,610,185
7.50%, 09/15/29	2,625	2,909,860
		41,068,897
Agriculture — 1.8%
Altria Group Inc., 4.80%, 02/14/29	11,480	11,563,619
BAT Capital Corp., 3.46%, 09/06/29	2,988	2,867,449
BAT International Finance PLC, 5.93%, 02/02/29	5,820	6,079,529
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	5,248	5,174,142
Philip Morris International Inc.
3.38%, 08/15/29	4,637	4,451,574
4.63%, 11/01/29(a)	4,535	4,558,899
4.88%, 02/13/29	5,662	5,735,717
5.63%, 11/17/29	7,606	7,935,425
		48,366,354
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	1,723	1,655,350
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	1,421	1,347,086
Delta Air Lines Inc., 3.75%, 10/28/29(a)	3,130	2,998,897
		6,001,333
Auto Manufacturers — 4.3%
American Honda Finance Corp.
2.25%, 01/12/29(a)	3,573	3,315,564
4.40%, 09/05/29(a)	4,720	4,699,694
4.90%, 03/13/29(a)	4,200	4,254,487
Cummins Inc., 4.90%, 02/20/29(a)	3,341	3,405,367
Ford Motor Credit Co. LLC
2.90%, 02/10/29	4,573	4,159,840
5.11%, 05/03/29	8,700	8,507,933
5.30%, 09/06/29	5,060	4,969,912
5.80%, 03/08/29(a)	9,302	9,318,771
5.88%, 11/07/29	7,205	7,225,601
General Motors Co., 5.40%, 10/15/29(a)	5,702	5,832,574
General Motors Financial Co. Inc.
4.30%, 04/06/29	6,151	6,039,781
4.90%, 10/06/29(a)	5,970	5,960,313
5.55%, 07/15/29(a)	7,270	7,425,530
5.65%, 01/17/29(a)	2,664	2,724,878
5.80%, 01/07/29	8,721	8,988,833
PACCAR Financial Corp.
4.00%, 09/26/29(a)	3,040	3,011,621
4.60%, 01/31/29(a)	3,385	3,420,005
Toyota Motor Corp., 2.76%, 07/02/29(a)	2,737	2,585,237
Toyota Motor Credit Corp.
3.65%, 01/08/29	2,929	2,865,930
4.45%, 06/29/29	4,647	4,659,838
4.55%, 08/09/29(a)	5,632	5,666,353
4.65%, 01/05/29	4,880	4,925,331
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 05/16/29	$5,771	$5,912,875
		119,876,268
Auto Parts & Equipment — 0.5%
Aptiv PLC, 4.35%, 03/15/29(a)	1,695	1,675,551
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	3,455	3,435,481
BorgWarner Inc., 4.95%, 08/15/29(a)	3,432	3,467,476
Lear Corp., 4.25%, 05/15/29	2,551	2,504,739
Magna International Inc., 5.05%, 03/14/29(a)	2,885	2,931,732
		14,014,979
Banks — 7.1%
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29(a)	6,245	6,416,996
Banco Santander SA, 3.31%, 06/27/29(a)	5,852	5,588,593
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	4,341	4,162,051
3.85%, 04/26/29(a)	3,336	3,297,025
Series J, 1.90%, 01/25/29(a)	1,888	1,744,179
Bank of Nova Scotia (The), 5.45%, 08/01/29(a)	4,305	4,456,850
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	7,185	7,369,593
Citibank NA, 4.84%, 08/06/29(a)	9,295	9,448,113
Comerica Inc., 4.00%, 02/01/29(a)	3,562	3,481,132
Cooperatieve Rabobank UA/NY
4.49%, 10/17/29(a)	3,915	3,933,521
4.80%, 01/09/29	3,525	3,573,944
Deutsche Bank AG/New York NY, 5.41%, 05/10/29	6,131	6,320,431
ING Groep NV, 4.05%, 04/09/29	6,088	5,995,612
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	2,096	2,020,166
KeyCorp, 2.55%, 10/01/29(a)	4,709	4,346,455
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	10,475	9,986,400
3.74%, 03/07/29	8,406	8,227,820
National Australia Bank Ltd./New York, 4.79%, 01/10/29	5,960	6,063,971
National Bank of Canada, 4.50%, 10/10/29	5,858	5,834,508
Northern Trust Corp., 3.15%, 05/03/29	3,003	2,885,233
PNC Bank NA, 2.70%, 10/22/29(a)	4,371	4,062,567
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29	9,077	8,806,627
Royal Bank of Canada, 4.95%, 02/01/29	6,617	6,757,606
State Street Bank & Trust Co., 4.78%, 11/23/29	5,099	5,190,301
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29(a)	2,720	2,546,446
2.72%, 09/27/29(a)	2,957	2,761,844
3.04%, 07/16/29	14,754	13,944,821
5.32%, 07/09/29	4,471	4,595,905
Toronto-Dominion Bank (The), 4.99%, 04/05/29	5,951	6,058,531
Truist Financial Corp., 3.88%, 03/19/29	3,808	3,710,535
U.S. Bancorp, 3.00%, 07/30/29	5,734	5,414,845
Webster Financial Corp., 4.10%, 03/25/29(a)	1,170	1,136,941
Wells Fargo & Co.
4.15%, 01/24/29(a)	14,876	14,744,345
Series B, 7.95%, 11/15/29(a)	2,083	2,311,897
Westpac Banking Corp., 5.05%, 04/16/29	4,365	4,478,991
Wintrust Financial Corp., 4.85%, 06/06/29(a)	1,370	1,344,013
Zions Bancorp NA, 3.25%, 10/29/29(a)	2,630	2,417,766
		195,436,574

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	$16,902	$17,149,142
Coca-Cola Co. (The), 2.13%, 09/06/29(a)	5,598	5,172,674
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	4,611	4,726,635
Constellation Brands Inc.
3.15%, 08/01/29	5,574	5,286,884
4.80%, 01/15/29	2,048	2,064,266
Diageo Capital PLC, 2.38%, 10/24/29	5,856	5,419,136
Keurig Dr Pepper Inc.
3.95%, 04/15/29	6,330	6,207,136
5.05%, 03/15/29	4,720	4,801,370
PepsiCo Inc.
2.63%, 07/29/29(a)	5,579	5,251,369
4.10%, 01/15/29	3,725	3,708,117
4.50%, 07/17/29	5,045	5,097,086
7.00%, 03/01/29(a)	2,729	2,976,317
Pepsico Singapore Financing I Pte Ltd., 4.55%, 02/16/29	2,410	2,431,424
		70,291,556
Biotechnology — 0.7%
Amgen Inc.
3.00%, 02/22/29	4,427	4,218,001
4.05%, 08/18/29(a)	8,072	7,950,259
Gilead Sciences Inc., 4.80%, 11/15/29	5,000	5,077,899
Royalty Pharma PLC, 5.15%, 09/02/29	2,891	2,942,848
		20,189,007
Building Materials — 0.9%
CRH SMW Finance DAC, 5.20%, 05/21/29	4,775	4,895,694
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	3,924	3,712,869
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	4,270	4,419,593
Owens Corning, 3.95%, 08/15/29	3,111	3,039,212
Trane Technologies Financing Ltd., 3.80%, 03/21/29	4,565	4,474,957
Vulcan Materials Co., 4.95%, 12/01/29	2,905	2,948,991
		23,491,316
Chemicals — 1.3%
Air Products and Chemicals Inc., 4.60%, 02/08/29	4,698	4,741,603
Cabot Corp., 4.00%, 07/01/29(a)	1,934	1,891,749
Dow Chemical Co. (The), 7.38%, 11/01/29(a)	3,725	4,083,929
Eastman Chemical Co., 5.00%, 08/01/29	4,661	4,714,227
FMC Corp., 3.45%, 10/01/29	3,207	2,986,865
Huntsman International LLC, 4.50%, 05/01/29	1,443	1,371,903
Nutrien Ltd., 4.20%, 04/01/29(a)	4,826	4,768,758
PPG Industries Inc., 2.80%, 08/15/29(a)	1,857	1,740,217
Rohm & Haas Co., 7.85%, 07/15/29(a)	1,310	1,445,589
RPM International Inc., 4.55%, 03/01/29	2,217	2,204,323
Sherwin-Williams Co. (The), 2.95%, 08/15/29(a)	4,805	4,527,320
		34,476,483
Commercial Services — 1.9%
Equifax Inc., 4.80%, 09/15/29(a)	4,092	4,118,469
Global Payments Inc.
3.20%, 08/15/29	7,486	7,037,518
5.30%, 08/15/29	3,255	3,299,724
GXO Logistics Inc., 6.25%, 05/06/29(a)	3,752	3,901,532
Moody's Corp., 4.25%, 02/01/29	2,537	2,527,453
PayPal Holdings Inc., 2.85%, 10/01/29	8,813	8,294,968
RELX Capital Inc., 4.00%, 03/18/29	5,318	5,260,180
Security	Par (000)	Value
Commercial Services (continued)
S&P Global Inc.
2.50%, 12/01/29(a)	$2,963	$2,749,740
2.70%, 03/01/29	7,502	7,095,170
4.25%, 05/01/29	5,021	5,009,278
Verisk Analytics Inc., 4.13%, 03/15/29	4,177	4,143,448
		53,437,480
Computers — 2.7%
Accenture Capital Inc., 4.05%, 10/04/29	7,075	6,992,279
Apple Inc.
2.20%, 09/11/29(a)	10,189	9,438,009
3.25%, 08/08/29	5,527	5,350,597
Dell International LLC/EMC Corp., 5.30%, 10/01/29	9,865	10,128,664
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	2,310	2,383,619
Hewlett Packard Enterprise Co., 4.55%, 10/15/29(a)	10,725	10,659,885
HP Inc., 4.00%, 04/15/29	6,395	6,257,503
IBM International Capital Pte Ltd., 4.60%, 02/05/29(a)	3,135	3,156,374
International Business Machines Corp., 3.50%, 05/15/29	18,802	18,220,757
Western Digital Corp., 2.85%, 02/01/29	1,735	1,614,152
		74,201,839
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29(a)	4,112	3,784,477
Haleon U.S. Capital LLC, 3.38%, 03/24/29	6,132	5,923,832
Procter & Gamble Co. (The)
4.15%, 10/24/29	2,635	2,636,915
4.35%, 01/29/29	3,571	3,599,436
Unilever Capital Corp., 2.13%, 09/06/29	5,304	4,873,939
		20,818,599
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 09/10/29	7,853	7,834,057
5.10%, 01/19/29	5,176	5,254,596
Air Lease Corp.
3.25%, 10/01/29	3,429	3,256,335
5.10%, 03/01/29(a)	3,040	3,094,708
American Express Co., 4.05%, 05/03/29(a)	6,110	6,078,235
BGC Group Inc., 6.60%, 06/10/29	3,220	3,331,044
Brookfield Finance Inc., 4.85%, 03/29/29	6,582	6,635,580
Charles Schwab Corp. (The)
2.75%, 10/01/29(a)	3,063	2,874,126
3.25%, 05/22/29(a)	3,915	3,766,590
4.00%, 02/01/29(a)	3,894	3,859,142
Enact Holdings Inc., 6.25%, 05/28/29	4,693	4,853,087
Intercontinental Exchange Inc., 4.35%, 06/15/29(a)	8,282	8,287,365
Lazard Group LLC, 4.38%, 03/11/29	3,409	3,373,764
Marex Group PLC, 6.40%, 11/04/29	3,725	3,819,586
Mastercard Inc., 2.95%, 06/01/29	5,629	5,386,622
Nomura Holdings Inc.
2.71%, 01/22/29	2,967	2,777,514
5.61%, 07/06/29	3,884	4,005,118
ORIX Corp., 4.65%, 09/10/29(a)	3,421	3,430,545
Radian Group Inc., 6.20%, 05/15/29	4,106	4,263,567
Synchrony Financial, 5.15%, 03/19/29	3,843	3,856,408
		90,037,989

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 7.3%
AEP Texas Inc., 5.45%, 05/15/29	$3,210	$3,306,043
Ameren Corp., 5.00%, 01/15/29(a)	4,175	4,244,013
American Electric Power Co. Inc., 5.20%, 01/15/29	6,120	6,253,611
Arizona Public Service Co., 2.60%, 08/15/29(a)	2,017	1,875,907
Avangrid Inc., 3.80%, 06/01/29	4,483	4,370,360
Black Hills Corp., 3.05%, 10/15/29	2,197	2,052,976
CenterPoint Energy Inc., 5.40%, 06/01/29	4,315	4,442,647
Connecticut Light and Power Co. (The), 4.65%, 01/01/29	1,865	1,877,576
Consumers Energy Co.
4.60%, 05/30/29	3,725	3,754,392
4.90%, 02/15/29(a)	2,655	2,701,170
DTE Energy Co.
5.10%, 03/01/29(a)	7,693	7,826,099
Series C, 3.40%, 06/15/29	2,414	2,309,468
Duke Energy Carolinas LLC, 2.45%, 08/15/29(a)	2,348	2,181,759
Duke Energy Corp.
3.40%, 06/15/29(a)	3,483	3,347,544
4.85%, 01/05/29	3,726	3,768,475
Duke Energy Florida LLC, 2.50%, 12/01/29(a)	4,097	3,795,115
Duke Energy Ohio Inc., 3.65%, 02/01/29(a)	2,468	2,409,102
Duke Energy Progress LLC, 3.45%, 03/15/29(a)	3,451	3,348,319
Edison International
5.45%, 06/15/29(a)	3,000	2,980,129
6.95%, 11/15/29(a)	3,410	3,557,447
Entergy Texas Inc., 4.00%, 03/30/29	1,732	1,708,388
Evergy Inc., 2.90%, 09/15/29	4,712	4,414,658
Eversource Energy
5.95%, 02/01/29	5,061	5,274,039
Series O, 4.25%, 04/01/29(a)	2,981	2,944,801
Exelon Corp., 5.15%, 03/15/29	3,966	4,056,852
Florida Power & Light Co., 5.15%, 06/15/29	4,536	4,667,280
Georgia Power Co., Series B, 2.65%, 09/15/29	3,670	3,438,008
Interstate Power & Light Co., 3.60%, 04/01/29	1,782	1,731,360
MidAmerican Energy Co., 3.65%, 04/15/29	4,860	4,749,613
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(a)	2,365	2,309,565
4.85%, 02/07/29	3,305	3,354,483
5.15%, 06/15/29(a)	3,041	3,125,067
Nevada Power Co., Series CC, 3.70%, 05/01/29(a)	3,191	3,107,354
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29(a)	5,651	5,271,820
3.50%, 04/01/29	3,003	2,900,768
4.90%, 03/15/29	5,404	5,478,971
NSTAR Electric Co., 3.25%, 05/15/29(a)	1,956	1,876,900
OGE Energy Corp., 5.45%, 05/15/29	2,110	2,173,192
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29(a)	3,435	3,465,113
5.75%, 03/15/29	1,571	1,635,363
Pacific Gas and Electric Co.
4.20%, 03/01/29	2,275	2,219,835
5.55%, 05/15/29	5,230	5,330,280
6.10%, 01/15/29	5,105	5,276,545
PacifiCorp
3.50%, 06/15/29(a)	2,623	2,522,972
5.10%, 02/15/29	3,151	3,205,524
Public Service Electric & Gas Co., 3.20%, 05/15/29(a)	1,809	1,739,901
Public Service Enterprise Group Inc., 5.20%, 04/01/29	4,635	4,749,778
Sempra, 3.70%, 04/01/29(a)	3,040	2,948,767
Security	Par (000)	Value
Electric (continued)
Southern California Edison Co.
2.85%, 08/01/29	$2,835	$2,629,843
5.15%, 06/01/29(a)	3,265	3,296,236
6.65%, 04/01/29	1,854	1,933,190
Series A, 4.20%, 03/01/29	3,053	2,987,586
Southern Co. (The), 5.50%, 03/15/29	6,116	6,337,478
Tampa Electric Co., 4.90%, 03/01/29(a)	2,945	2,986,039
Union Electric Co., 3.50%, 03/15/29	2,774	2,699,062
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29	2,843	2,687,620
Wisconsin Electric Power Co., 5.00%, 05/15/29	2,085	2,128,957
Wisconsin Power and Light Co., 3.00%, 07/01/29	2,150	2,035,645
Wisconsin Public Service Corp., 4.55%, 12/01/29	1,565	1,576,772
Xcel Energy Inc., 2.60%, 12/01/29	2,986	2,758,400
		200,136,177
Electronics — 1.2%
Allegion PLC, 3.50%, 10/01/29	2,510	2,398,354
Amphenol Corp.
4.35%, 06/01/29	3,098	3,103,707
5.05%, 04/05/29	2,605	2,666,291
Arrow Electronics Inc., 5.15%, 08/21/29(a)	3,192	3,234,873
Flex Ltd., 4.88%, 06/15/29	3,625	3,639,394
Honeywell International Inc.
2.70%, 08/15/29(a)	4,235	3,983,693
4.25%, 01/15/29	4,615	4,608,756
4.88%, 09/01/29	3,171	3,235,993
Jabil Inc., 5.45%, 02/01/29	1,885	1,922,393
Keysight Technologies Inc., 3.00%, 10/30/29(a)	3,092	2,897,358
		31,690,812
Engineering & Construction — 0.1%
MasTec Inc., 5.90%, 06/15/29	2,606	2,700,111
Environmental Control — 0.7%
Republic Services Inc.
4.88%, 04/01/29	4,350	4,431,288
5.00%, 11/15/29(a)	3,023	3,092,407
Waste Connections Inc., 3.50%, 05/01/29	2,768	2,701,419
Waste Management Inc.
2.00%, 06/01/29(a)	4,223	3,888,732
3.88%, 01/15/29	2,090	2,057,508
4.88%, 02/15/29(a)	4,295	4,381,763
		20,553,117
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	2,540	2,751,473
Hershey Co. (The), 2.45%, 11/15/29	1,626	1,507,956
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, 02/02/29(a)	3,403	3,228,969
Kraft Heinz Foods Co., 4.63%, 01/30/29	2,588	2,590,841
Kroger Co. (The), 4.50%, 01/15/29	3,954	3,975,145
Mondelez International Inc., 4.75%, 02/20/29	3,390	3,436,065
Sysco Corp., 5.75%, 01/17/29	3,060	3,181,109
The Campbell's Co., 5.20%, 03/21/29	3,800	3,873,993
Tyson Foods Inc.
4.35%, 03/01/29(a)	6,078	6,030,337
5.40%, 03/15/29	3,671	3,767,901
		34,343,789
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	3,005	3,389,975
Suzano Austria GmbH, 6.00%, 01/15/29	9,669	9,927,931
		13,317,906

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29(a)	$2,947	$2,751,082
NiSource Inc.
2.95%, 09/01/29(a)	4,307	4,058,657
5.20%, 07/01/29	3,662	3,748,531
ONE Gas Inc., 5.10%, 04/01/29(a)	3,250	3,325,358
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29(a)	3,563	3,438,946
		17,322,574
Health Care - Products — 1.5%
Agilent Technologies Inc., 2.75%, 09/15/29	2,599	2,426,556
DH Europe Finance II SARL, 2.60%, 11/15/29	4,939	4,594,716
GE HealthCare Technologies Inc., 4.80%, 08/14/29	6,462	6,535,724
Revvity Inc., 3.30%, 09/15/29	5,218	4,931,265
Solventum Corp., 5.40%, 03/01/29	8,461	8,704,680
Stryker Corp., 4.25%, 09/11/29(a)	4,635	4,607,506
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	4,819	4,511,643
5.00%, 01/31/29(a)	6,045	6,184,367
		42,496,457
Health Care - Services — 4.3%
Ascension Health, Series B, 2.53%, 11/15/29(a)	4,971	4,606,951
Centene Corp., 4.63%, 12/15/29(a)	19,997	19,048,867
Cigna Group (The), 5.00%, 05/15/29(a)	6,237	6,350,447
CommonSpirit Health, 3.35%, 10/01/29	4,385	4,182,093
Elevance Health Inc.
2.88%, 09/15/29	4,711	4,413,743
5.15%, 06/15/29	3,815	3,892,316
HCA Inc.
3.38%, 03/15/29	3,755	3,598,112
4.13%, 06/15/29	11,676	11,447,436
5.88%, 02/01/29(a)	5,204	5,381,398
Humana Inc.
3.13%, 08/15/29	2,488	2,338,121
3.70%, 03/23/29(a)	3,674	3,558,189
ICON Investments Six DAC, 5.85%, 05/08/29	4,140	4,290,524
IQVIA Inc., 6.25%, 02/01/29	7,541	7,887,064
Laboratory Corp. of America Holdings, 2.95%, 12/01/29(a)	3,687	3,452,120
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29(a)	3,472	3,199,713
Quest Diagnostics Inc.
4.20%, 06/30/29(a)	3,095	3,072,612
4.63%, 12/15/29	3,807	3,827,237
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	1,203	1,171,872
UnitedHealth Group Inc.
2.88%, 08/15/29	5,738	5,397,179
4.00%, 05/15/29(a)	5,471	5,384,953
4.25%, 01/15/29	7,599	7,550,939
4.70%, 04/15/29(a)	2,410	2,429,219
Universal Health Services Inc., 4.63%, 10/15/29	3,045	3,002,362
		119,483,467
Holding Companies - Diversified — 3.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	6,020	6,290,649
Ares Capital Corp.
5.88%, 03/01/29	6,140	6,278,962
5.95%, 07/15/29(a)	5,195	5,321,418
Ares Strategic Income Fund, 6.35%, 08/15/29	4,311	4,412,945
Barings BDC Inc., 7.00%, 02/15/29(a)	1,950	2,020,920
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
4.00%, 01/15/29	$3,980	$3,838,240
5.60%, 11/22/29	2,490	2,509,590
5.95%, 07/16/29	2,945	3,003,827
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	5,500	5,511,115
Blue Owl Credit Income Corp.
6.60%, 09/15/29	5,283	5,432,441
7.75%, 01/15/29	3,514	3,732,847
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	4,340	4,443,511
Franklin BSP Capital Corp., 7.20%, 06/15/29	2,481	2,570,845
FS KKR Capital Corp.
6.88%, 08/15/29(a)	3,488	3,600,074
7.88%, 01/15/29(a)	1,975	2,092,038
Golub Capital BDC Inc., 6.00%, 07/15/29	4,644	4,714,351
Golub Capital Private Credit Fund, 5.80%, 09/12/29(a)	3,073	3,083,896
Main Street Capital Corp., 6.95%, 03/01/29	2,109	2,196,871
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(a)	2,305	2,359,977
New Mountain Finance Corp., 6.88%, 02/01/29(a)	1,912	1,954,490
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(a)	1,940	1,996,614
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)	2,530	2,595,474
Sixth Street Lending Partners, 6.50%, 03/11/29(a)	4,636	4,777,440
Sixth Street Specialty Lending Inc., 6.13%, 03/01/29	2,170	2,222,313
		86,960,848
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29(a)	2,740	2,659,733
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29(a)	3,304	3,226,168
Household Products & Wares — 0.2%
Clorox Co. (The), 4.40%, 05/01/29(a)	2,945	2,944,505
Kimberly-Clark Corp., 3.20%, 04/25/29	3,772	3,644,397
		6,588,902
Insurance — 3.4%
Allstate Corp. (The), 5.05%, 06/24/29(a)	3,188	3,255,617
American National Group Inc., 5.75%, 10/01/29	3,525	3,595,811
Aon Corp., 3.75%, 05/02/29	4,488	4,376,817
Aon North America Inc., 5.15%, 03/01/29	6,185	6,314,421
Arthur J Gallagher & Co., 4.85%, 12/15/29	4,525	4,565,007
Axis Specialty Finance LLC, 3.90%, 07/15/29	1,825	1,772,312
Brown & Brown Inc., 4.50%, 03/15/29(a)	2,260	2,248,638
Chubb INA Holdings LLC, 4.65%, 08/15/29(a)	4,262	4,313,809
CNA Financial Corp., 3.90%, 05/01/29	3,038	2,965,487
CNO Financial Group Inc., 5.25%, 05/30/29(a)	3,226	3,253,528
Corebridge Financial Inc., 3.85%, 04/05/29	6,009	5,866,045
Enstar Group Ltd., 4.95%, 06/01/29(a)	2,862	2,871,029
Essent Group Ltd., 6.25%, 07/01/29	2,478	2,569,073
F&G Annuities & Life Inc., 6.50%, 06/04/29	3,335	3,435,905
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	3,152	2,955,685
Markel Group Inc., 3.35%, 09/17/29(a)	1,778	1,704,814
Marsh & McLennan Companies Inc., 4.38%, 03/15/29	9,184	9,193,250
NMI Holdings Inc., 6.00%, 08/15/29(a)	2,775	2,835,969
PartnerRe Finance B LLC, 3.70%, 07/02/29(a)	3,323	3,210,330
Principal Financial Group Inc., 3.70%, 05/15/29	3,206	3,117,125

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (The)
4.00%, 03/01/29(a)	$3,249	$3,219,641
6.63%, 03/01/29	1,850	1,985,608
Reinsurance Group of America Inc., 3.90%, 05/15/29(a)	3,632	3,567,313
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	2,311	2,229,539
SiriusPoint Ltd., 7.00%, 04/05/29	2,415	2,532,098
Unum Group, 4.00%, 06/15/29(a)	2,482	2,428,633
Willis North America Inc., 2.95%, 09/15/29(a)	4,510	4,230,173
		94,613,677
Internet — 1.0%
Amazon.com Inc.
3.45%, 04/13/29	8,787	8,584,972
4.65%, 12/01/29	8,588	8,739,983
Meta Platforms Inc., 4.30%, 08/15/29	5,322	5,343,417
Netflix Inc., 6.38%, 05/15/29(a)	5,494	5,886,236
		28,554,608
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29	3,290	3,248,931
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	2,380	2,446,575
Polaris Inc., 6.95%, 03/15/29(a)	3,070	3,236,429
		5,683,004
Lodging — 0.9%
Choice Hotels International Inc., 3.70%, 12/01/29	2,691	2,554,321
Hyatt Hotels Corp., 5.25%, 06/30/29	4,000	4,067,877
Las Vegas Sands Corp.
3.90%, 08/08/29	4,548	4,340,799
6.00%, 08/15/29	3,150	3,239,850
Marriott International Inc./MD
4.88%, 05/15/29	3,256	3,288,116
4.90%, 04/15/29(a)	5,098	5,160,987
Sands China Ltd., 2.85%, 03/08/29(a)	3,590	3,321,175
		25,973,125
Machinery — 2.2%
Caterpillar Financial Services Corp.
4.38%, 08/16/29(a)	3,417	3,431,468
4.70%, 11/15/29(a)	5,575	5,658,164
4.85%, 02/27/29(a)	3,077	3,134,390
Caterpillar Inc., 2.60%, 09/19/29	2,634	2,468,340
CNH Industrial Capital LLC
5.10%, 04/20/29(a)	2,825	2,872,764
5.50%, 01/12/29	2,570	2,644,354
Deere & Co., 5.38%, 10/16/29(a)	2,728	2,841,392
Dover Corp., 2.95%, 11/04/29	1,858	1,746,164
IDEX Corp., 4.95%, 09/01/29(a)	2,929	2,961,542
Ingersoll Rand Inc., 5.18%, 06/15/29	3,975	4,071,279
John Deere Capital Corp.
2.80%, 07/18/29	3,964	3,745,587
3.35%, 04/18/29	3,180	3,080,151
3.45%, 03/07/29	3,365	3,277,731
4.50%, 01/16/29(a)	5,550	5,588,807
4.85%, 06/11/29	5,065	5,163,156
4.85%, 10/11/29(a)	2,385	2,440,571
Nordson Corp., 4.50%, 12/15/29(a)	2,800	2,785,600
Rockwell Automation Inc., 3.50%, 03/01/29(a)	2,949	2,866,247
		60,777,707
Security	Par (000)	Value
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29(a)	$5,898	$5,453,387
3.38%, 03/01/29	4,369	4,221,827
Parker-Hannifin Corp.
3.25%, 06/14/29	5,785	5,546,944
4.50%, 09/15/29	6,255	6,279,146
Pentair Finance SARL, 4.50%, 07/01/29	2,392	2,381,042
Textron Inc., 3.90%, 09/17/29(a)	1,794	1,748,384
		25,630,730
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	7,181	6,595,832
5.05%, 03/30/29	7,658	7,700,315
6.10%, 06/01/29	8,796	9,171,155
Comcast Corp.
4.55%, 01/15/29	6,248	6,289,122
5.10%, 06/01/29	4,801	4,924,694
Fox Corp., 4.71%, 01/25/29	12,428	12,491,377
Paramount Global, 4.20%, 06/01/29	1,607	1,564,070
Walt Disney Co. (The), 2.00%, 09/01/29(a)	12,006	10,985,097
		59,721,662
Mining — 0.2%
Freeport-McMoRan Inc., 5.25%, 09/01/29	2,710	2,738,115
Newmont Corp., 2.80%, 10/01/29(a)	3,961	3,729,436
		6,467,551
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29(a)	4,398	4,170,513
Oil & Gas — 3.3%
BP Capital Markets America Inc.
4.70%, 04/10/29	6,225	6,296,286
4.87%, 11/25/29(a)	4,120	4,194,144
4.97%, 10/17/29	5,585	5,701,916
Canadian Natural Resources Ltd., 5.00%, 12/15/29(b)	4,390	4,419,059
Chevron USA Inc., 3.25%, 10/15/29(a)	3,567	3,431,824
ConocoPhillips Co., 6.95%, 04/15/29(a)	3,799	4,139,740
Coterra Energy Inc., 4.38%, 03/15/29	2,424	2,394,537
Diamondback Energy Inc., 3.50%, 12/01/29	6,042	5,767,254
EQT Corp.
4.50%, 01/15/29(b)	4,490	4,438,178
5.00%, 01/15/29	1,730	1,740,555
6.38%, 04/01/29(b)	3,195	3,291,482
Expand Energy Corp., 5.38%, 02/01/29(a)	3,755	3,759,742
Exxon Mobil Corp., 2.44%, 08/16/29(a)	7,306	6,864,901
Helmerich & Payne Inc., 4.85%, 12/01/29(a)	2,060	1,990,360
Hess Corp., 7.88%, 10/01/29	2,806	3,173,282
Occidental Petroleum Corp., 5.20%, 08/01/29(a)	7,450	7,470,984
Patterson-UTI Energy Inc., 5.15%, 11/15/29(a)	2,307	2,281,738
Phillips 66 Co., 3.15%, 12/15/29	3,430	3,242,514
Shell Finance U.S. Inc., 2.38%, 11/07/29	7,948	7,355,303
Shell International Finance BV, 2.38%, 11/07/29(a)	660	619,168
TotalEnergies Capital International SA, 3.46%, 02/19/29(a)	6,976	6,807,879
Valero Energy Corp., 4.00%, 04/01/29	2,381	2,335,937
		91,716,783
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29(a)	3,060	2,922,733

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
NOV Inc., 3.60%, 12/01/29(a)	$3,091	$2,962,365
		5,885,098
Packaging & Containers — 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/29	2,930	3,013,765
Packaging Corp. of America, 3.00%, 12/15/29	2,942	2,772,741
Sonoco Products Co., 4.60%, 09/01/29(a)	3,850	3,830,426
WRKCo Inc., 4.90%, 03/15/29(a)	4,422	4,478,658
		14,095,590
Pharmaceuticals — 6.7%
AbbVie Inc.
3.20%, 11/21/29	31,770	30,293,143
4.80%, 03/15/29	14,255	14,478,981
Astrazeneca Finance LLC, 4.85%, 02/26/29	7,025	7,153,333
AstraZeneca PLC, 4.00%, 01/17/29(a)	6,205	6,145,459
Becton Dickinson & Co.
4.87%, 02/08/29	3,055	3,091,315
5.08%, 06/07/29	4,550	4,633,426
Bristol-Myers Squibb Co.
3.40%, 07/26/29	13,837	13,350,224
4.90%, 02/22/29(a)	10,480	10,678,984
Cardinal Health Inc.
5.00%, 11/15/29	4,820	4,890,515
5.13%, 02/15/29(a)	3,490	3,558,550
Cencora Inc., 4.85%, 12/15/29	3,730	3,769,188
CVS Health Corp.
3.25%, 08/15/29(a)	10,274	9,735,008
5.00%, 01/30/29	6,017	6,098,864
5.40%, 06/01/29(a)	6,061	6,219,502
Eli Lilly & Co.
3.38%, 03/15/29	5,516	5,373,239
4.20%, 08/14/29	6,091	6,088,503
4.50%, 02/09/29(a)	5,597	5,650,485
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	6,073	5,876,405
Johnson & Johnson
4.80%, 06/01/29	7,036	7,198,106
6.95%, 09/01/29(a)	1,365	1,514,128
McKesson Corp., 4.25%, 09/15/29	3,220	3,206,553
Merck & Co. Inc., 3.40%, 03/07/29	10,262	9,964,514
Novartis Capital Corp., 3.80%, 09/18/29	6,015	5,937,606
Pfizer Inc., 3.45%, 03/15/29(a)	9,937	9,695,464
		184,601,495
Pipelines — 4.5%
Boardwalk Pipelines LP, 4.80%, 05/03/29(a)	2,606	2,629,131
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	6,672	6,417,053
Cheniere Energy Partners LP, 4.50%, 10/01/29	9,435	9,335,615
DCP Midstream Operating LP, 5.13%, 05/15/29(a)	3,489	3,536,118
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,057	1,938,099
Enbridge Inc.
3.13%, 11/15/29	5,607	5,287,372
5.30%, 04/05/29	4,835	4,943,776
Energy Transfer LP
4.15%, 09/15/29	3,190	3,126,746
5.25%, 04/15/29(a)	8,913	9,090,852
5.25%, 07/01/29(a)	5,790	5,919,407
Enterprise Products Operating LLC, 3.13%, 07/31/29	8,134	7,754,566
Kinder Morgan Inc.
5.00%, 02/01/29	7,705	7,804,734
Security	Par (000)	Value
Pipelines (continued)
5.10%, 08/01/29	$2,997	$3,052,055
MPLX LP, 4.80%, 02/15/29(a)	4,321	4,348,279
ONEOK Inc.
3.40%, 09/01/29	4,232	4,031,411
4.35%, 03/15/29	3,914	3,878,220
4.40%, 10/15/29(a)	3,415	3,380,549
5.38%, 06/01/29(a)	3,200	3,266,685
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	6,014	5,737,100
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29(b)	6,062	6,059,287
Targa Resources Corp., 6.15%, 03/01/29	6,090	6,376,377
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29	2,165	2,212,218
Western Midstream Operating LP, 6.35%, 01/15/29	3,360	3,508,730
Williams Companies Inc. (The)
4.80%, 11/15/29	2,845	2,867,251
4.90%, 03/15/29	6,337	6,404,073
		122,905,704
Real Estate — 0.1%
CBRE Services Inc., 5.50%, 04/01/29(a)	3,085	3,178,930
Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	2,397	2,219,130
4.50%, 07/30/29(a)	2,013	2,002,980
American Homes 4 Rent LP, 4.90%, 02/15/29	2,217	2,237,782
American Tower Corp.
3.80%, 08/15/29(a)	10,066	9,770,824
3.95%, 03/15/29	3,548	3,471,255
5.20%, 02/15/29	4,121	4,203,832
AvalonBay Communities Inc., 3.30%, 06/01/29	2,392	2,297,898
Boston Properties LP, 3.40%, 06/21/29	5,447	5,163,602
Brixmor Operating Partnership LP, 4.13%, 05/15/29	4,509	4,431,063
Camden Property Trust, 3.15%, 07/01/29	3,664	3,484,612
COPT Defense Properties LP, 2.00%, 01/15/29(a)	2,389	2,182,301
Crown Castle Inc.
3.10%, 11/15/29	3,434	3,225,153
4.30%, 02/15/29	3,797	3,743,929
4.90%, 09/01/29(a)	3,210	3,231,158
5.60%, 06/01/29	4,610	4,752,897
CubeSmart LP, 4.38%, 02/15/29	2,097	2,075,357
Digital Realty Trust LP, 3.60%, 07/01/29	5,632	5,425,836
EPR Properties, 3.75%, 08/15/29	2,005	1,906,306
Equinix Inc., 3.20%, 11/18/29	7,206	6,804,566
ERP Operating LP, 3.00%, 07/01/29(a)	3,376	3,204,013
Essex Portfolio LP, 4.00%, 03/01/29	3,132	3,071,156
Extra Space Storage LP
3.90%, 04/01/29	2,330	2,279,444
4.00%, 06/15/29(a)	2,127	2,085,044
Federal Realty OP LP, 3.20%, 06/15/29	2,138	2,028,714
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29	4,743	4,789,376
Healthpeak OP LLC, 3.50%, 07/15/29	3,845	3,695,021
Highwoods Realty LP, 4.20%, 04/15/29(a)	1,150	1,116,476
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	4,183	3,923,097
Kilroy Realty LP, 4.25%, 08/15/29(a)	2,627	2,534,721
Mid-America Apartments LP, 3.95%, 03/15/29	3,261	3,209,021

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 3.63%, 10/01/29	$3,277	$3,109,881
Piedmont Operating Partnership LP, 6.88%, 07/15/29	1,925	2,013,798
Prologis LP
2.88%, 11/15/29	2,770	2,601,916
4.38%, 02/01/29(a)	1,811	1,814,796
Public Storage Operating Co.
3.39%, 05/01/29	2,947	2,848,663
5.13%, 01/15/29(a)	3,093	3,172,445
Realty Income Corp.
3.10%, 12/15/29	3,608	3,412,230
3.25%, 06/15/29(a)	2,391	2,290,685
4.00%, 07/15/29(a)	2,992	2,941,613
4.75%, 02/15/29(a)	2,450	2,475,733
Regency Centers LP, 2.95%, 09/15/29	2,719	2,563,449
Sabra Health Care LP, 3.90%, 10/15/29(a)	2,294	2,185,278
Simon Property Group LP, 2.45%, 09/13/29	7,220	6,700,719
Store Capital LLC, 4.63%, 03/15/29	2,063	2,031,668
UDR Inc., 4.40%, 01/26/29	1,873	1,868,918
Ventas Realty LP, 4.40%, 01/15/29	4,781	4,754,058
Welltower OP LLC
2.05%, 01/15/29(a)	2,863	2,648,780
4.13%, 03/15/29	3,459	3,421,199
Weyerhaeuser Co., 4.00%, 11/15/29	4,560	4,463,052
WP Carey Inc., 3.85%, 07/15/29(a)	2,034	1,978,237
		163,863,682
Retail — 2.8%
AutoZone Inc.
3.75%, 04/18/29(a)	2,491	2,427,831
5.10%, 07/15/29(a)	4,256	4,350,429
Darden Restaurants Inc., 4.55%, 10/15/29	2,435	2,422,777
Genuine Parts Co., 4.95%, 08/15/29	4,930	4,986,684
Home Depot Inc. (The)
2.95%, 06/15/29	10,271	9,795,947
4.75%, 06/25/29	7,295	7,412,311
4.90%, 04/15/29(a)	4,321	4,414,508
Lowe's Companies Inc.
3.65%, 04/05/29(a)	9,128	8,887,215
6.50%, 03/15/29(a)	2,330	2,490,410
McDonald's Corp.
2.63%, 09/01/29	5,935	5,555,577
5.00%, 05/17/29	3,700	3,780,587
O'Reilly Automotive Inc., 3.90%, 06/01/29	3,253	3,183,813
Starbucks Corp., 3.55%, 08/15/29(a)	5,890	5,723,234
Target Corp., 3.38%, 04/15/29(a)	6,420	6,225,682
Walmart Inc.
2.38%, 09/24/29	1,363	1,273,114
3.25%, 07/08/29(a)	4,510	4,373,455
		77,303,574
Semiconductors — 3.7%
Applied Materials Inc., 4.80%, 06/15/29	4,555	4,639,421
Broadcom Inc.
4.00%, 04/15/29(b)	4,731	4,657,048
4.75%, 04/15/29(a)	9,821	9,906,229
5.05%, 07/12/29	12,911	13,168,689
Intel Corp.
2.45%, 11/15/29	11,744	10,683,323
4.00%, 08/05/29	5,358	5,214,138
KLA Corp., 4.10%, 03/15/29	5,555	5,522,243
Lam Research Corp., 4.00%, 03/15/29(a)	5,737	5,684,627
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology Inc., 5.75%, 02/15/29	$3,286	$3,411,518
Microchip Technology Inc., 5.05%, 03/15/29	6,125	6,192,014
Micron Technology Inc.
5.33%, 02/06/29	4,257	4,341,880
6.75%, 11/01/29	7,745	8,331,059
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29(a)	5,819	5,756,848
Qorvo Inc., 4.38%, 10/15/29(a)	5,195	5,038,892
Texas Instruments Inc.
2.25%, 09/04/29	4,329	4,002,889
4.60%, 02/08/29	3,670	3,711,455
TSMC Arizona Corp., 4.13%, 04/22/29(a)	1,875	1,861,082
		102,123,355
Software — 2.6%
Adobe Inc., 4.80%, 04/04/29	4,295	4,382,606
AppLovin Corp., 5.13%, 12/01/29	5,544	5,607,744
Atlassian Corp., 5.25%, 05/15/29	3,085	3,146,455
Broadridge Financial Solutions Inc., 2.90%, 12/01/29(a)	4,852	4,528,810
Cadence Design Systems Inc., 4.30%, 09/10/29	5,285	5,267,653
Fidelity National Information Services Inc., 3.75%, 05/21/29(a)	2,010	1,950,755
Fiserv Inc., 3.50%, 07/01/29	16,870	16,182,700
Oracle Corp.
4.20%, 09/27/29(a)	9,102	8,995,242
6.15%, 11/09/29	7,420	7,867,365
Roper Technologies Inc.
2.95%, 09/15/29	4,431	4,166,930
4.50%, 10/15/29	3,197	3,187,138
Take-Two Interactive Software Inc., 5.40%, 06/12/29	2,270	2,333,075
Workday Inc., 3.70%, 04/01/29	4,940	4,814,136
		72,430,609
Telecommunications — 4.2%
America Movil SAB de CV, 3.63%, 04/22/29	5,908	5,701,574
AT&T Inc., 4.35%, 03/01/29	17,587	17,532,193
Cisco Systems Inc., 4.85%, 02/26/29	14,821	15,117,456
Juniper Networks Inc., 3.75%, 08/15/29(a)	2,392	2,314,750
Motorola Solutions Inc.
4.60%, 05/23/29	4,949	4,963,113
5.00%, 04/15/29	2,765	2,803,642
Rogers Communications Inc., 5.00%, 02/15/29	7,290	7,380,995
T-Mobile USA Inc.
2.40%, 03/15/29	2,912	2,707,167
2.63%, 02/15/29	6,202	5,821,037
3.38%, 04/15/29	13,488	12,960,850
4.20%, 10/01/29(a)	4,535	4,487,659
4.85%, 01/15/29	5,782	5,851,986
Verizon Communications Inc.
3.88%, 02/08/29	6,515	6,412,768
4.02%, 12/03/29	22,555	22,161,311
		116,216,501
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29	5,658	5,453,625
Transportation — 1.4%
Canadian Pacific Railway Co., 2.88%, 11/15/29(a)	2,858	2,673,654
CSX Corp., 4.25%, 03/15/29	5,696	5,675,381
FedEx Corp.
3.10%, 08/05/29(a)	5,278	4,992,912

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.10%, 08/05/29(b)	$190	$179,068
Norfolk Southern Corp., 2.55%, 11/01/29(a)	2,524	2,343,618
Ryder System Inc.
4.90%, 12/01/29	1,889	1,910,616
4.95%, 09/01/29(a)	1,925	1,950,102
5.38%, 03/15/29	3,189	3,271,338
5.50%, 06/01/29	1,705	1,760,894
Union Pacific Corp.
3.70%, 03/01/29	4,535	4,444,174
6.63%, 02/01/29	2,215	2,380,135
United Parcel Service Inc.
2.50%, 09/01/29	2,341	2,182,964
3.40%, 03/15/29	4,324	4,201,522
		37,966,378
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	3,567	3,584,153
Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29	3,245	3,137,245
Essential Utilities Inc., 3.57%, 05/01/29	2,327	2,246,008
		5,383,253
Total Long-Term Investments — 98.3% (Cost: $2,676,636,678)		2,714,738,973
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	142,629,210	$142,686,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	14,060,000	14,060,000
Total Short-Term Securities — 5.7% (Cost: $156,726,065)		156,746,262
Total Investments — 104.0% (Cost: $2,833,362,743)		2,871,485,235
Liabilities in Excess of Other Assets — (4.0)%		(111,756,690)
Net Assets — 100.0%		$2,759,728,545

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$194,107,777	$—	$(51,365,775)(a)	$(12,325)	$(43,415)	$142,686,262	142,629,210	$318,068 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,720,000	8,340,000 (a)	—	—	—	14,060,000	14,060,000	367,275	—
				$(12,325)	$(43,415)	$156,746,262		$685,343	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,714,738,973	$—	$2,714,738,973
Short-Term Securities
Money Market Funds	156,746,262	—	—	156,746,262
	$156,746,262	$2,714,738,973	$—	$2,871,485,235